Ordinary Shares (Detail Textuals) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Class of Stock [Line Items]
Ordinary shares, par value (in dollars per share)	$ 0.00025	$ 0.00025
Share capital, value authorized	$ 1,000	$ 500
Share capital, shares authorized	4,000,000,000	2,000,000,000
Ordinary shares, shares authorized	1,219,469,778	1,151,269,325
Ordinary shares, shares issued		36,727,350
Ordinary shares, shares outstanding		23,850,343
Ordinary Shares
Class of Stock [Line Items]
Shares issued	1,057,731,012	36,727,350	32,003,810	28,900,001
Shares outstanding	1,050,799,032	23,850,343
Series A-1
Class of Stock [Line Items]
Preferred stock, shares authorized		165,000,000
Preferred stock, par value (in dollars per share)		$ 0.00025
Series A-2
Class of Stock [Line Items]
Preferred stock, shares authorized		130,000,000
Preferred stock, par value (in dollars per share)		$ 0.00025
Series A-3
Class of Stock [Line Items]
Preferred stock, shares authorized		31,720,364
Preferred stock, par value (in dollars per share)		$ 0.00025
Series B
Class of Stock [Line Items]
Preferred stock, shares authorized		114,867,321
Preferred stock, par value (in dollars per share)		$ 0.00025
Series C
Class of Stock [Line Items]
Preferred stock, shares authorized		167,142,990
Preferred stock, par value (in dollars per share)		$ 0.00025
Series D
Class of Stock [Line Items]
Preferred stock, shares authorized		240,000,000
Preferred stock, par value (in dollars per share)		$ 0.00025
Class A Ordinary Shares
Class of Stock [Line Items]
Ordinary shares, par value (in dollars per share)	$ 0.00025	$ 0.00025
Ordinary shares, shares authorized	2,500,000,000
Ordinary shares, shares issued	777,200,790
Ordinary shares, shares outstanding	770,268,810
Class B Ordinary Shares
Class of Stock [Line Items]
Ordinary shares, par value (in dollars per share)	$ 0.00025	$ 0.00025
Ordinary shares, shares authorized	132,030,222
Ordinary shares, shares issued	132,030,222
Ordinary shares, shares outstanding	132,030,222
Class C Ordinary Shares
Class of Stock [Line Items]
Ordinary shares, par value (in dollars per share)	$ 0.00025	$ 0.00025
Ordinary shares, shares authorized	148,500,000
Ordinary shares, shares issued	148,500,000
Ordinary shares, shares outstanding	148,500,000